Investment Properties - Additional Information (Detail) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 13,193,000,000	¥ 13,374,000,000
Buildings [member]
Disclosure of detailed information about investment property [line items]
Investment properties	13,193,000,000	13,374,000,000	¥ 14,217,000,000
Buildings [member] | Fair value [member]
Disclosure of detailed information about investment property [line items]
Investment properties	16,854,000,000	16,626,000,000	¥ 17,285,000,000
Building in process to obtain title certificates [member]
Disclosure of detailed information about investment property [line items]
Investment properties	¥ 0	¥ 981,000,000